Consolidated Statement of Financial Position - USD ($)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current assets
Property, plant and equipment	$ 1,915,000	$ 2,163,000	$ 3,000
Intangible assets	36,402,000	46,320,000
Deferred tax assets	2,570,000	2,312,000
Other receivables		1,167,000	7,875,000
Investment	14,147,000	18,060,000
Total non-current assets	55,034,000	70,022,000	7,878,000
Current assets
Cash and cash equivalents	1,939,000	10,970,000	28,000
Trade and other receivables	7,903,000	19,844,000
Assets held for sale	11,436,000
Total current assets	21,278,000	30,814,000	28,000
TOTAL ASSETS	76,312,000	100,836,000	7,906,000
Current liabilities
Trade and other payables	14,082,000	8,262,000	186,000
Finance lease payable	285,000	145,000
Provision for income tax	103,000	2,361,000
Provisions – current	2,470,000	1,339,000
Loans and borrowings	3,670,000	90,000	8,001,000
Total current liabilities	20,610,000	12,197,000	8,187,000
Non-current liabilities
Total non-current portion of non-current borrowings	18,092,000	19,925,000
Provisions	288,000	237,000
Deferred tax liabilities	26,000	3,776,000
Finance lease payable	293,000	95,000
Total non-current liabilities	18,699,000	24,033,000
Total liabilities	39,309,000	36,230,000	8,187,000
Equity
Share capital	163,000	163,000	72,000
Share premium	40,215,000	40,215,000
Cumulative translation reserve	821,000	599,000
Other reserves	18,383,000	18,329,000	(72,000)
Retained earnings/(accumulated deficit)	(22,579,000)	5,300,000	(281,000)
Total Equity	37,003,000	64,606,000	(281,000)
TOTAL EQUITY AND LIABILITIES	$ 76,312,000	$ 100,836,000	$ 7,906,000